Subsequent Events (Details) $ / shares in Units, $ in Thousands		1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2015 $ / shares shares	Feb. 02, 2017 USD ($) $ / shares shares	May 18, 2015 $ / shares shares	Sep. 20, 2016 $ / shares shares	Dec. 31, 2016	Mar. 31, 2017 USD ($)	Aug. 19, 2014
Subsequent Events [Line Items]
Issuance of common stock, shares	9,800,084		11,250,000	11,976,745
Price per share | $ / shares	$ 25		$ 16	$ 4.3
Subsequent Event
Subsequent Events [Line Items]
Issuance of common stock, shares		6,310,272
Price per share | $ / shares		$ 8.154
Proceeds from issuance of private placement | $		$ 51,500
Subsequent Event | Oaktree and its affiliates
Subsequent Events [Line Items]
Issuance of common stock, shares		3,244,292
Star Virgo (ex HN 1371)
Subsequent Events [Line Items]
Date Delivered to Star Bulk					Mar-17
DWT					208,000
Kamsarmax vessels
Subsequent Events [Line Items]
Number of vessels acquired							14
Kamsarmax vessels | Subsequent Event
Subsequent Events [Line Items]
Number of vessels acquired						2
DWT						81,713
Agreement to acquire vessels, Future consideration | $						$ 30,300
Acquistition costs, Maximum percentage that will be financed by a financial institution						50.00%